Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2018
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]

Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss

Net Interest Income

in € m.	2018	2017	2016
Interest and similar income:[1]
Interest income on cash and central bank balances	1,860	1,070	433
Interest income on interbank balances (w/o central banks)	223	245	252
Central bank funds sold and securities purchased under resale agreements	221	292	359
Interest income on financial assets available for sale	N/A	1,083	1,313
Dividend income on financial assets available for sale	N/A	88	205
Loans	12,992	12,004	12,311
Interest income on securities held to maturity	N/A	68	67
Other	497	1,406	1,417
Total Interest and similar income from assets at amortised cost	15,793	16,256	16,357
Interest income from assets at fair value through other comprehensive income	1,014	N/A	N/A
Total interest and similar income not at fair value through profit or loss	16,807	16,256	16,357
Financial assets at fair value through profit or loss	7,985	7,286	8,786
Total interest and similar income	24,793	23,542	25,143
Interest expense:[1]
Interest-bearing deposits	3,122	2,833	2,583
Central bank funds purchased and securities sold under repurchase agreements	379	431	255
Other short-term borrowings	139	135	179
Long-term debt	1,981	1,795	1,759
Trust preferred securities	234	413	437
Other	1,923	1,500	1,083
Total interest expense not at fair value through profit or loss	7,778	7,107	6,295
Financial liabilities at fair value through profit or loss	3,822	4,058	4,141
Total interest expense	11,601	11,164	10,436
Net interest income	13,192	12,378	14,707

[1] Prior period comparatives for gross interest income and gross interest expense have been restated. The restatements did not affect net interest income. € 550 million and € 493 million for year ended December 31, 2017 and 2016 were restated.

Interest income recorded on impaired financial assets was € 61 million and € 63 million for the years ended December 31, 2017 and 2016, respectively.

Other interest income for the year ended December 31, 2018 and 2017 included € 93 million and € 116 million which were related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program.

Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss

in € m.	2018	2017	2016
Trading income:
Sales & Trading (Equity)	407	1,142	588
Sales & Trading (FIC)	2,802	4,058	3,562
Total Sales & Trading	3,209	5,200	4,150
Other trading income	(3,157)	(1,826)	(3,603)
Total trading income	52	3,374	547
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	(77)	N/A	N/A
Equity Securities	159	N/A	N/A
Loans and loan commitments	77	N/A	N/A
Deposits	27	N/A	N/A
Others non-trading financial assets mandatory at fair value through profit and loss	26	N/A	N/A
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	212	N/A	N/A
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Securities purchased/sold under resale/repurchase agreements	4	3	(3)
Securities borrowed/loaned	0	(1)	1
Loans and loan commitments	7	(32)	(109)
Deposits	19	(30)	(28)
Long-term debt	1,118	(398)	303
Other financial assets/liabilities designated at fair value through profit or loss	(79)	10	691
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	1,069	(448)	854
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	1,332	2,926	1,401

Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss

in € m.	2018	2017	2016
Net interest income	13,192	12,378	14,707
Trading income[1]	52	3,374	547
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	212	N/A	N/A
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	1,069	(448)	854
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	1,332	2,926	1,401
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	14,524	15,304	16,108
Sales & Trading (Equity)	1,514	1,516	1,931
Sales & Trading (FIC)	5,027	6,351	7,161
Total Sales & Trading	6,541	7,868	9,092
Global Transaction Banking	1,869	1,932	2,097
Remaining Products	(504)	(1,148)	(415)
Corporate & Investment Bank	7,905	8,651	10,774
Private & Commercial Bank	6,283	6,158	6,420
Asset Management	(89)	30	365
Non-Core Operations Unit	N/A	N/A	(1,307)
Corporate & Other	425	464	(144)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	14,524	15,304	16,108

[1]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.

The Group’s trading and risk management businesses include significant activities in interest rate instruments and related derivatives. Under IFRS, interest and similar income earned from trading instruments and financial instruments designated at fair value through profit or loss (i.e., coupon and dividend income), and the costs of funding net trading positions, are part of net interest income. The Group’s trading activities can periodically drive income to either net interest income or to net gains (losses) of financial assets/liabilities at fair value through profit or loss depending on a variety of factors, including risk management strategies. The above table combines net interest income and net gains (losses) of financial assets/liabilities at fair value through profit or loss by business division and by product within Corporate & Investment Bank.